Basis of Financial Statements and Summary of Significant Accounting Policies [Text Block] (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Description of Business [Policy Text Block]

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (formerly, The Bank of Tokyo-Mitsubishi UFJ, Ltd., “MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings” or “SCHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 30 for more information by business segment.

Basis of Financial Statements [Policy Text Block]

Basis of Financial Statements

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal years of certain subsidiaries, which end on December 31, and MUFG’s fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2017, 2018 and 2019, the effect of recording intervening events for the three-month periods ended March 31 on MUFG’s proportionate equity in net income of subsidiaries with fiscal years ended on December 31, would have resulted in an increase of ¥10.22 billion, a decrease of ¥10.76 billion, and an increase of ¥19.97 billion to net income attributable to Mitsubishi UFJ Financial Group, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2017, 2018 and 2019 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2017, 2018 and 2019.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses, the valuation of deferred tax assets, the valuation of financial instruments, the accounting for goodwill and intangible assets, impairment of investment securities, the allowances for repayment of excess interest and accrued severance indemnities and pension liabilities.

Consolidation [Policy Text Block]

Consolidation—The accompanying consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests, if any, are recorded in Total equity. Intercompany transactions and balances have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group’s equity interest in the earnings of these equity investees and other-than-temporary impairment (“OTTI”) are reported in Equity in earnings of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other-than-temporary. The MUFG Group determines whether loss on investments is other-than-temporary, through consideration of various factors, such as inability to recover the carrying amount of the investment, the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment, the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.

The MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. To assess whether a VIE should be consolidated or not, the MUFG Group considers all factors, such as the purpose and design of the VIE, contractual arrangements, and the MUFG Group’s involvement in both the establishment of the VIE and day-to-day activities of the VIE. The MUFG Group considers a right to make the most significant decisions affecting a VIE to determine whether it is deemed to have the power to direct the activities of the VIE. Furthermore, the MUFG Group considers its economic interests in the VIE, including investments in debt or equity instruments issued by the VIE, liquidity and credit enhancement, and guarantees to determine whether such interests are potentially significant to the VIE or not.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows [Policy Text Block]

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents consist of Cash and due from banks, Interest-earning deposits in other banks, and certain restricted cash included in Other assets. Restricted cash included in cash and cash equivalents represents cash or deposits subject to withdrawal or usage restrictions, and mainly consist of reserves on deposits with the Bank of Japan and similar reserves required for foreign offices and subsidiaries engaged in banking businesses in foreign countries. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions [Policy Text Block]

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (“Accumulated OCI”). Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions [Policy Text Block]

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase (“repurchase agreements”), securities purchased with agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. Repurchase agreements and resale agreements are generally carried at the amounts at which the securities will be subsequently sold or repurchased, and securities lending and borrowing transactions are generally carried at the amount of cash collateral advanced or received. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2017, 2018 and 2019, there were no such transactions accounted for as sales or purchases.

Collateral [Policy Text Block]

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most secured lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the accompanying consolidated balance sheets.

Trading Account Securities [Policy Text Block]

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the accompanying consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized in Trading account profits (losses). The MUFG Group has elected the fair value option for certain foreign securities. See Note 32 for a further discussion of fair value option.

Investment Securities [Policy Text Block]

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Held-to-maturity debt securities and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity other than those classified as Trading account securities, are classified as Available-for-sale debt securities, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated OCI, net of taxes, which is a component of equity. For debt securities, an OTTI is recognized in earnings for a security if the MUFG Group has intent to sell such a debt security or if it is more likely than not the MUFG Group will be required to sell such a debt security before recovery of its amortized cost basis. If not, the credit component of an OTTI is recognized in earnings, but the noncredit component is recognized in Accumulated OCI. In determining other-than-temporary declines in fair value to be recognized as an impairment loss on debt securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed.

Equity securities include marketable equity investment securities and nonmarketable equity investment securities. Marketable equity investment securities are measured at fair value with unrealized gains or losses reflected in net income. Nonmarketable equity investment securities are primarily measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes. Nonmarketable equity investment securities held by subsidiaries that are investment companies or brokers and dealers, are subject to the specialized industry accounting principles for investment companies and brokers and dealers. Securities of those subsidiaries are carried at their fair values.

Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments [Policy Text Block]

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to customers’ financial needs. Derivatives are also used to manage counterparty credit risk and market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated OCI. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans [Policy Text Block]

Loans—Loans originated by the MUFG Group (“originated loans”) are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sale in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment to yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the remaining contractual terms of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings Corporation (“MUFG Americas Holdings ” or “MUAH”), and Bank of Ayudhya Public Company Limited (“Krungsri”) based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income.

The MUFG Group modifies certain loans in conjunction with its loss-mitigation activities. Through these modifications, concessions are granted to a borrower who is experiencing financial difficulty, generally in order to minimize economic loss, to avoid foreclosure or repossession of collateral, and to ultimately maximize payments received from the borrower. The concessions granted vary by portfolio segment, by program, and by borrower-specific characteristics, and may include interest rate reductions, term extensions, payment deferrals, and partial principal forgiveness. Loan modifications that represent concessions made to borrowers who are experiencing financial difficulties are identified as troubled debt restructurings (“TDRs”).

Generally, accruing loans that are modified in a TDR remain as accruing loans subsequent to the modification, and nonaccrual loans remain as nonaccrual. However, if a nonaccrual loan has been modified as a TDR, the borrower is not delinquent under the modified terms, and demonstrates that its financial condition has improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed at least once a year through a detailed internal credit rating review process. Once a nonaccrual loan is deemed to be a TDR, the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.

A loan that has been modified into a TDR is considered to be impaired until it matures, is repaid, or is otherwise liquidated, regardless of whether the borrower performs under the modified terms. Because loans modified in TDRs are considered to be impaired, these loans are measured for impairment using the MUFG Group’s established asset-specific allowance methodology, which considers the expected default rates for the modified loans. See “Allowance for Credit Losses” for a discussion for each portfolio segment.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor’s estimate of undiscounted cash flows over the investor’s initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan’s yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition is recognized as an impairment.

Loan Securitization [Policy Text Block]

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. When a securitization is accounted for as a sale, the proceeds from a sale of financial assets consist of the cash and any other assets obtained, including beneficial interests and separately recognized servicing assets, in the transfer less any liabilities incurred, including separately recognized servicing liabilities. All proceeds and reductions of proceeds from a sale shall be initially measured at fair value.

Allowance for Credit Losses [Policy Text Block]

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year ended March 31, 2019, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics. The MUFG Group calculates the allowance for credit losses over the loss emergence period that is a time between a loss occurring event and the subsequent confirmation of a loss. The MUFG Group updates these conditions and probable loss on a regular basis and upon the occurrence of unexpected change in the economic environment.

The methodologies used to estimate the allowance and the charge-off policy for each portfolio segment are as follows:

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for loans individually evaluated for impairment, the formula allowance, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for loans individually evaluated for impairment represents the impairment allowance determined in accordance with the guidance on accounting by creditors for the impairment of a loan. The factors considered by management in determining impairment are the internal credit rating assigned to each borrower which represents the borrower’s creditworthiness determined based on payment status, the number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan’s original effective interest rate, or the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a TDR, based on the internal credit rating and historical loss factors which are based on the loss experience. See Note 4 for the information on loans to borrowers categorized based on the internal borrower rating. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves an uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of the formula allowance needs to be changed in subsequent years.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

Loans that have been modified into a TDR are treated as impaired loans. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by discounting the estimated future cash flows using the original effective interest rate of the loans prior to modification.

In relation to loans categorized as Legally/Virtually Bankrupt, the carrying amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings-based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

Loans that have been modified into a TDR are treated as impaired loans. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by discounting the estimated future cash flows using the original effective interest rate of the loans prior to modification.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the carrying amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible and charged off.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is generally determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

Loans that have been modified into a TDR are treated as impaired loans, and the allowance for credit losses is determined using the discounted cash flow method whereby the estimated future cash flows are discounted using the original effective interest rate of the loans prior to modification.

In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.

MUFG Americas Holdings segment

In the MUFG Americas Holdings segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for loans individually evaluated for impairment, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for loans individually evaluated for impairment is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan’s effective rate, the loan’s observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed on a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management’s evaluation of various conditions that are not directly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors, such as existing general economic and business conditions affecting the key lending areas and products of the MUFG Group, credit quality trends and risk identification, collateral values, loan volumes, underwriting standards and concentrations, specific industry conditions, recent loss experience and the duration of the current business cycle. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Loans that have been modified into a TDR are treated as impaired loans. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by using the discounted cash flow method whereby the estimated future cash flows are discounted using the original effective interest rate of the loans prior to modification.

Commercial loans are generally considered uncollectible based on an evaluation of the financial condition of a borrower as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.

Krungsri segment

In the Krungsri segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for loans individually evaluated for impairment, the formula allowance, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for loans individually evaluated for impairment is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan’s effective rate, the loan’s observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for smaller balance loans such as housing loans, credit card loans, and personal loans. These loans are managed on a pool basis, and loss factors are based on expected net charge-off ranges.

Loans that have been modified into a TDR are treated as impaired loans. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by using the discounted cash flow method whereby the estimated future cash flows are discounted using the original effective interest rate of the loans prior to modification.

Loans to customers are charged off when they are determined to be uncollectible considering the financial condition of a borrower.

Allowance for Off-balance Sheet Credit Instruments [Policy Text Block]

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Premises and Equipment [Policy Text Block]

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	5 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill [Policy Text Block]

Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of the purchase price over the fair value of the net assets acquired. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment.

A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible Assets [Policy Text Block]

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	10 to 16	Straight-line
Customer relationships	7 to 27	Straight-line, Declining-balance
Trade names	7 to 40	Straight-line

Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities [Policy Text Block]

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans (“SIPs”). The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers’ accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the accompanying consolidated balance sheets and mainly recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated OCI. Based on actuarial computations of current and future employee benefits, the service cost component is charged to Salaries and employee benefits while other components of net pension benefit/cost are charged to Other non-interest expenses. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-term Debt [Policy Text Block]	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the term of the long-term debt.
Obligations under Guarantees [Policy Text Block]

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protection, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group’s business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income over the guarantee period.

Allowance for Repayment of Excess Interest [Policy Text Block]

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management’s future forecasts. The allowance is recorded as a liability in Other liabilities.

Fees and Commissions [Policy Text Block]

Fees and Commissions—The MUFG Group recognizes revenue from contracts with customers in the amount of consideration it expects to receive upon the transfer of control of a good or service. The timing of recognition is dependent on whether the MUFG Group satisfies a performance obligation by transferring control of the product or service to a customer over time or at a point in time.

The following is an explanation of the MUFG Group’s key revenue from contracts with customers and the timing of its recognition.

Fees and commissions on deposits consist of fees and commissions charged for transaction-based services such as usage of automated teller machines and withdrawal services, and for periodic account maintenance services. The MUFG Group’s performance obligation for transaction-based services is satisfied and the fees and commissions are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction, while the MUFG Group’s performance obligation for maintenance services is satisfied and the fees and commissions are recognized over the course of each month.

Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including electronic banking transactions, and are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction.

Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business, and are recognized in the period in which the related service is provided. If they arise from foreign trading business activities under which the customer consumes the related services at a point in time (e.g. foreign exchange fees), such fees are recognized at the same point in time. If they arise from foreign trading business activities under which the customer consumes the related services equally over the period of service (e.g. commercial letters of credit), such fees are recognized over the same period.

Fees and commissions on credit card business consist of fees and commissions such as interchange income, royalty and other service charges from franchisees. Interchange income from the credit card business is recognized as processed transactions are settled through the associated payment networks, while royalty and other service charges related to the credit card business are recognized on a straight-line basis over the period of service.

Fees and commissions on security-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on security-related services are recognized in the period in which the related service is provided. If they arise from security-related services under which the customer consumes the related services at a point in time (e.g. sales and transfers of securities are executed at the customer’s direction; underwritings of debt and equity securities or securitizations are completed at the trade date; advice is provided to the clients; and dividends are calculated and then paid to investors), such fees are recognized at the same point in time. If they arise from security-related services under which the customer consumes the related services equally over the period of service (e.g. retainer fees on M&A advisory fees), such fees are recognized over the same period. The advisory fees which are paid upon meeting certain performance goals (e.g. success fees on M&A advisory fees) are recognized at the point in time when the performance goals are met.

Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from administrating and managing investment funds, including assets under management on behalf of clients. Such fees and commissions are recognized equally over the period of service at the amount calculated primarily based on the outstanding amount of each entrusted asset, the percentage of fees, and the extent of the service provided to administer the investment funds.

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans and investment funds, and are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to the trust accounts with a guarantee of trust principal, trust fees are determined based on the profits earned by individual trust accounts during the trust accounting period, less deductions, including provision for reserves, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

Guarantee fees consist of fees related to the guarantee business such as providing guarantees on residential mortgage loans and other loans, and are recognized over the contractual periods of the respective guarantees.

Insurance commissions consist of commissions earned from third-party insurance companies for marketing and selling insurance products and for the maintenance of insurance contracts. The former is recognized at the point in time which the associated service is fulfilled as the insurance contract is established by the insurance company, while the latter is recognized over the insurance period.

Fees and commissions on real estate business primarily consist of fees from real estate agent services, and are recognized in the period in which the related service is provided when assisting customers in the sales or purchase of real estate property.

Other fees and commissions include various fees and commissions earned on services to customers which have performance obligations that the MUFG Group completes in order to recognize revenue. The primary portion includes non-refundable financing related fees such as arrangement fees that are recognized when the service is provided.

Income Taxes [Policy Text Block]

Income Taxes—The MUFG Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the accompanying consolidated financial statements. Under this method, deferred tax assets and deferred tax liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and deferred tax liabilities is recognized in income in the period that includes the enactment date.

The MUFG Group records net deferred tax assets to the extent these assets will more likely than not be realized. In making such determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. In the event the MUFG Group were to determine that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, the MUFG Group would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

Uncertain tax positions are recorded on the basis of a two-step process whereby (1) it is determined whether it is more likely than not that the tax position will be sustained on the basis of its technical merits, and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the MUFG Group recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The MUFG Group recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Accrued interest and penalties are included within Other liabilities.

Free Distributions of Common Shares [Policy Text Block]

Free Distributions of Common Shares—As permitted by the Companies Act of Japan (the “Companies Act”), Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a “stock split” as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 18 for further information.

Earnings Per Common Share [Policy Text Block]

Earnings per Common Share—Basic earnings per share (“EPS”) excludes dilutive effects of potential common shares and is computed by dividing earnings applicable to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 23 for the computation of basic and diluted EPS.

Treasury Stock [Policy Text Block]

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the accompanying consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus and unappropriated retained earnings.

Comprehensive Income (Loss) [Policy Text Block]

Comprehensive Income—Comprehensive income includes net income before attribution to noncontrolling interests and other comprehensive income (“OCI”). All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, defined benefit plans and foreign currency translation adjustments constitute OCI and are presented, with related income tax effects, in the accompanying consolidated statements of comprehensive income. OCI also includes changes in the instrument-specific credit risk on financial liabilities (“debt valuation adjustments” or “DVA”) accounted for under the fair value option.

Stock-based Compensation [Policy Text Block]

Stock-Based Compensation—MUFG and certain of its subsidiaries have a stock compensation-type stock option plan (“Stock Option Plan”) for directors (excluding outside directors and directors serving as audit committee members), corporate executives, executive officers and senior fellows (collectively, “officers”). Compensation costs under the Stock Option Plan are recognized based on the grant date fair value of the stock option (“Stock Acquisition Rights”) over the period during officers are required to provide service in accordance with the terms of the plan. MUFG and certain of its subsidiaries also have performance-based stock compensation plan (“the Board Incentive Plan”). The awards granted under the Board Incentive Plan are classified as either liability for the part of award which are provided to officers in cash or equity for the part of award which are provided to officers in the common shares of MUFG. Compensation costs are recognized over the requisite service period for the entire awards. For awards classified as liability, compensation costs are measured based on the fair value calculated by the quoted price of common shares of MUFG at the date of fiscal year-end and remeasured at the end of each reporting period. Changes in quoted prices of common shares of MUFG between the date of grant and the settlement of awards are recognized in the period which the changes occur. For awards classified as equity, compensation costs are measured based on the grant date fair value by the quoted price of the common shares of MUFG for employees or the fair value as of earlier of the date the performance commitment is reached or the date of completion of officers’ performance for nonemployees. See Note 33 for further discussion of stock-based compensation plans.

Reclassifications [Policy Text Block]

Reclassifications

Certain reclassifications and format changes have been made to the consolidated financial statements for the fiscal years ended March 31, 2017 and 2018 to conform to the presentation for the fiscal year ended March 31, 2019. These reclassifications and format changes include reclassifications of equity investment securities from “Available-for-sale securities” and “Other investment securities” to a new line labeled as “Equity securities” within Investment securities in the consolidated balance sheet to report all marketable and nonmarketable equity investment securities separately from Available-for-sale debt securities and Held-to-maturity debt securities. The related cash flows were also reclassified from “Proceeds from sales and maturities of Available-for-sale securities” and “Proceeds from sales and redemption of Other investment securities” to “Proceeds from sales and redemption of Equity securities”, and from “Purchases of Available-for-sale securities” and “Purchases of Other investment securities” to “Purchases of Equity securities” in cash flows from investing activities in the consolidated statements of cash flows. These reclassifications and format changes did not result in a change to previously reported financial condition, results of operations, and cash flows.

Accounting Changes [Policy Text Block]

Accounting Changes

Revenue from Contracts with Customers—In May 2014, the FASB issued new guidance which supersedes the then-current revenue recognition requirements, including most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including significant judgments and changes in judgments, and assets recognized from the costs incurred to obtain or fulfill a contract. In March 2016, the FASB issued further guidance related to the principal-versus-agent assessment which requires an entity to determine the nature of the promise to the customer by identifying each specified good or service to be provided and assessing whether an entity controls each specified good or service before that good or service is transferred to the customer. In addition, in April 2016, the FASB issued guidance clarifying certain aspects of identification of promised goods or services and provides implementation guidance on licensing of intellectual property. Furthermore, in May 2016, the FASB issued guidance which amends the guidance on assessing collectibility, presentation of sales taxes, noncash consideration, and contract modifications and completed contracts at transition, and on disclosure around transition. In December 2016, the FASB issued additional guidance which amends the new revenue standard to clarify certain aspects, including the scope and disclosure requirements. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The MUFG Group adopted the guidance on April 1, 2018 on a modified retrospective method, and there was no material impact on its financial position and results of operations. For additional information, see Note 28.

Recognition and Measurement of Financial Assets and Financial Liabilities—In January 2016, the FASB issued new guidance which requires equity investments, except those accounted for under the equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in fair value recognized in net income. However, for equity investments that do not have readily determinable fair values, the fair value may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer(“the measurement alternative”), and the impairment assessment is simplified by performing a qualitative assessment to identify impairments. For financial liabilities which were elected to measure at fair value in accordance with the fair value option, this guidance also requires an entity to present separately in other comprehensive income the portion of the changes in the fair value of financial liabilities resulting from a change in the instrument-specific credit risk. In addition, this guidance eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost, and clarifies, for disclosure purposes, the requirement for the use of an exit price notion in the determination of the fair value of financial instruments measured at amortized cost. This guidance also clarifies that an entity must evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is not permitted except for the amendments related to the accounting for financial liabilities under the fair value option. In February 2018, the FASB issued additional guidance to improve certain aspects of the new guidance. The MUFG Group adopted the guidance on April 1, 2018. Upon adoption, the MUFG Group recorded an increase in the beginning balance of retained earnings as of April 1, 2018 of ¥2,702 billion, with a corresponding decrease in Accumulated OCI, net of taxes. Other amendments required under the new guidance did not have a material impact on the MUFG Group’s financial position and results of operations. As a result of adopting this guidance, marketable equity investment securities are measured at fair value with unrealized gains or losses reflected in net income. Prior to adoption, such unrealized gains and losses were reflected in other comprehensive income. Nonmarketable equity investment securities previously accounted for under the cost method of accounting are now measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes.

Recognition of Breakage for Certain Prepaid Stored-Value Products—In March 2016, the FASB issued new guidance which clarifies that liabilities related to the sale of certain prepaid stored-value products are financial liabilities. The guidance also provides a narrow scope exception to the guidance on extinguishments of liabilities to require that breakage for those liabilities be accounted for consistent with the breakage model required by the guidance on revenue from contracts with customers for non-financial liabilities. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application is permitted, including adoption in an interim period. The MUFG Group adopted this guidance on April 1, 2018. Upon adoption, the MUFG Group recorded an increase in the beginning balance of retained earnings as of April 1, 2018 of ¥1,784 million, net of taxes.

Classification of Certain Cash Receipts and Cash Payments—In August 2016, the FASB issued new guidance which provides specific guidance on eight cash flow classification issues to reduce diversity in practice. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. Since this guidance only impacts classification in the statement of cash flows, adoption will not affect the MUFG Group’s consolidated statements of income or consolidated balance sheets. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its consolidated statements of cash flows.

Intra-Entity Transfers of Assets Other Than Inventory—In October 2016, the FASB issued new guidance which simplifies the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. Under current U.S. GAAP, the recognition of current and deferred income taxes for an intra-entity asset transfer is prohibited until the asset has been sold to an outside party. This guidance eliminates this exception for all intra-entity sales of assets other than inventory. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Clarifying the Definition of a Business—In January 2017, the FASB issued new guidance which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This guidance requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, an integrated set of assets and activities is not a business. This guidance also requires that to be considered a business, an integrated set of assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs, provides a framework to evaluate whether both an input and a substantive process are present, and removes the current requirement to assess if a market participant could replace any missing elements. Furthermore, this guidance narrows the definition of outputs so that the term is consistent with how outputs are described in the new revenue standard. This guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. Early application is permitted for transactions that occur in a period for which financial statements have not been issued. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets—In February 2017, the FASB issued new guidance which clarifies the scope of the guidance on derecognition of nonfinancial assets and provides guidance on the accounting for partial sales of nonfinancial assets. This guidance defines an in substance nonfinancial asset, unifies guidance related to partial sales of nonfinancial assets, eliminates rules specifically addressing sales of real estate, removes exceptions to the financial asset derecognition model, and clarifies the accounting for contributions of nonfinancial assets to joint venture. The effective date and early adoption of this guidance will be the same as the effective date and early adoption of the new revenue standard. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost—In March 2017, the FASB issued new guidance which requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. This guidance also allows only the service cost component to be eligible for capitalization when applicable. This guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. Early adoption is permitted as of the beginning of an annual period for which financial statements (interim or annual) have not been issued. The MUFG Group retrospectively adopted this guidance on April 1, 2018 using the practical expedient permitted by this guidance and reclassified the non-service cost components of net pension benefit/cost to Other non-interest expenses, and there was no material impact on its financial position and results of operation. See Note 13 for further information.

Scope of Modification Accounting—In May 2017, the FASB issued new guidance which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under this guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for which financial statements have not yet been issued. The MUFG Group adopted this guidance on April 1, 2018, and there was no material impact on its financial position and results of operations.

Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement—In August 2018, the FASB issued new guidance which modifies the disclosure requirements on fair value measurements. This guidance removes disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and valuation processes for Level 3 fair value measurements. In addition, the guidance modifies disclosure requirements for investments in certain entities that calculate net asset value and modifies disclosure requirements related to measurement uncertainty. Lastly, the guidance adds disclosure requirements for changes in unrealized gains and losses for the period that are included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period, and the guidance adds disclosure requirements related to the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of this guidance. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this guidance and delay adoption of the additional disclosures until their effective date. The MUFG Group early adopted removal disclosure requirements as of March 31, 2019 and will adopt other requirements of this guidance on or prior to the effective date. The guidance affected disclosures in the notes to the consolidated financial statements and did not affect its financial position and results of operations. See Note 32 for further information.

Recently Issued Accounting Pronouncements [Policy Text Block]

Recently Issued Accounting Pronouncements

Leases—In February 2016, the FASB issued new guidance which requires that lessees recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The accounting applied by lessors is largely unchanged, but the accounting model for leveraged leases is not retained for leases that commence after the effective date of this guidance. This guidance also requires entities to provide qualitative and quantitative disclosures about the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted.

The MUFG Group adopted this guidance on April 1, 2019 under a modified retrospective approach, and recorded approximately ¥0.4 trillion of right-of-use assets and ¥0.5 trillion of lease liabilities on the MUFG Group’s consolidated balance sheet. The adoption of this guidance was not material to the MUFG Group’s results of operations.

Measurement of Credit Losses on Financial Instruments—In June 2016, the FASB issued new guidance which replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to estimate credit losses. Under this guidance, the measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount of the financial asset (or a group of financial assets) measured at amortized cost basis. For available-for-sale debt securities, a credit loss is recorded through an allowance for credit losses and the amount of the allowance is limited to the amount by which fair value is below amortized cost. For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination that are measured at amortized cost basis, the initial allowance for credit losses is added to the purchase price rather than being reported as a credit loss expense, only subsequent changes in the allowance are recorded as a credit loss expense, and interest income is recognized based on the effective interest rate, excluding the discount embedded in the purchase price that is attributable to the acquirer’s assessment of credit losses at acquisition. This guidance also expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance, and requires the entity to disclose the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by the year of origination. In April 2019, the FASB issued additional guidance to improve certain aspects of this guidance. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MUFG Group is currently evaluating what effect the guidance above will have on its consolidated financial statements and related disclosures. The MUFG Group’s implementation efforts include identifying key interpretive issues, assessing the impact and developing credit forecasting models and processes.

Simplifying the Test for Goodwill Impairment—In January 2017, the FASB issued new guidance which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. This guidance eliminates Step 2 and instead requires an entity to perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. This guidance also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test, and instead requires the disclosure of the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets. This guidance is effective for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Premium Amortization on Purchased Callable Debt Securities—In March 2017, the FASB issued new guidance which shortens the amortization period for certain callable debt securities held at a premium, specifically requiring the premium to be amortized to the earliest call date. This guidance does not require an accounting change for securities held at a discount, and the discount continues to be amortized to maturity. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Targeted Improvements to Accounting for Hedging Activities—In August 2017, the FASB issued new guidance which better aligns an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. To meet that objective, this guidance expands and refines hedge accounting for both nonfinancial and financial risk components and aligns the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements. In addition, this guidance includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. This guidance also modifies the requirement to disclose the effect on the income statement of fair value and cash flow hedges, eliminates the requirement to disclose the ineffective portion of the change in fair value of hedging instruments, and requires new tabular disclosures related to cumulative basis adjustments for fair value hedges. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted in any interim period after issuance of this guidance. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements and related disclosures.

Improvements to Nonemployee Share-Based Payment Accounting—In June 2018, the FASB issued new guidance which largely aligns the accounting for share-based payment awards issued to employees and nonemployees. Under this guidance, equity-classified share-based payment awards issued to nonemployees are measured at the grant date, instead of the previous requirement to measure the awards at the earlier of the date at which the performance commitment is reached or the date of performance completion. For awards issued to nonemployees with performance conditions, compensation cost associated with the awards is recognized when achievement of the performance condition is probable, instead of the previous requirement to recognize the costs based on the lowest aggregate fair value. This guidance also eliminates the previous requirement to reassess the classification for certain nonemployee awards upon vesting. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of the new revenue standard. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans—In August 2018, the FASB issued new guidance which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. This guidance removes certain disclosure requirements, including amounts in Accumulated OCI expected to be recognized as components of net periodic benefit cost over the next fiscal year and the amount and timing of plan assets expected to be returned to the employer, clarifies disclosure requirements for defined benefit plans with projected or accumulated benefit obligations in excess of plan assets, and adds disclosure requirements for weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates as well as an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period. This guidance is effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The MUFG Group is currently evaluating what effect the guidance will have on its disclosures.

Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract—In August 2018, the FASB issued new guidance which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance requires an entity (customer) in a hosting arrangement that is a service contract to follow the guidance on internal-use software to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. This guidance also requires the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, apply the existing impairment guidance on internal-use software to the capitalized implementation costs as if the costs were long-lived assets, and present the capitalized-implementation-cost-related items in the same line items in the financial statements as those relating to fees associated with the hosting element (service) of the arrangement. This guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosures.

Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes—In October 2018, the FASB issued new guidance which permits use of the Overnight Index Swap (“OIS”) rate based on Secured Overnight Financing Rate as a U.S. benchmark interest rate for hedge accounting purposes in addition to the interest rates on direct Treasury obligations of the U.S. government, the London Interbank Offered Rate (“LIBOR”), the OIS rate based on the Fed Funds Effective Rate, and the Securities Industry and Financial Markets Association Municipal Swap Rate. This guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted in any interim period upon issuance of this guidance if an entity already has adopted the new hedge accounting standard. The MUFG Group is currently evaluating what effect the guidance will have on its consolidated financial statements and related disclosure.